SCUDDER
                                                                     INVESTMENTS



Scudder Flag Investors Communications Fund

Classes A, B and C

Supplement to the currently effective Prospectus
Dated March 1, 2003
--------------------------------------------------------------------------------

Effective May 1, 2003, the following amends the fifth paragraph in the "Understanding Distributions and Taxes" section:

Scudder Flag Investors Communications Fund intends to pay distributions of substantially all of its income annually.



March 26, 2003
SSECF2-3601

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                                                                     SCUDDER
                                                                     INVESTMENTS


Scudder Flag Investors Communications Fund

Institutional Class

Supplement to the currently effective Prospectus Dated March 1, 2003
--------------------------------------------------------------------------------

Effective May 1, 2003, the following amends the first sentence in the second paragraph in the "Understanding Distributions and Taxes" section:

Scudder Flag Investors Communications Fund intends to pay distributions of substantially all of its income annually.




March 26, 2003
SSECF2-3602